Long-Term Debt - Term Loan A - Additional Information (Details) - Term Loan A - USD ($)	Dec. 01, 2017	Feb. 28, 2018	Jun. 30, 2016
Debt Instrument [Line Items]
Term loan - issuance amount	$ 500,000,000	$ 1,625,000,000	$ 500,000,000
Minimum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	1.675%
Minimum | Base Rate Margin
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	0.675%
Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	2.175%
Maximum | Base Rate Margin
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	1.175%